Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Financial assets
Cash and bank balances	¥ 6,390,918	$ 902,023			¥ 6,128,522
Derivative not designated as hedges – foreign exchange forward contract					4,529
Financial assets	14,303,746	2,018,850			13,684,538
Financial liabilities
Trade and other payables (Note 24)	8,644,393	1,220,081			7,191,134
Other liabilities	999	141			48
Lease liabilities	60,007	8,469	¥ 96,852	$ 13,670
Financial liabilities	10,699,413	1,510,128			9,146,000
Liquidity risk [member]
Financial assets
Trade and bills receivables	7,742,301	1,092,758			7,389,106
Other receivables, excluding tax recoverable	161,292	22,765			140,505
Cash and bank balances	6,390,918	902,023			6,128,522
Quoted equity securities	9,235	1,304			21,876
Derivative not designated as hedges – foreign exchange forward contract					4,529
Financial assets	14,303,746	2,018,850			13,684,538
Financial liabilities
Loans and borrowings	2,085,456	294,344			2,048,715
Trade and other payables (Note 24)	8,624,058	1,217,210			7,168,683
Other liabilities					48
Lease liabilities	65,101	9,188
Derivative not designated as hedges – foreign exchange forward contract	999	141
Financial liabilities	10,775,614	$ 1,520,883			9,217,446
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables	7,742,301				7,389,106
Other receivables, excluding tax recoverable	161,292				140,505
Cash and bank balances	6,390,918				6,128,522
Quoted equity securities	9,235				21,876
Derivative not designated as hedges – foreign exchange forward contract					4,529
Financial assets	14,303,746				13,684,538
Financial liabilities
Loans and borrowings	2,085,456				2,033,519
Trade and other payables (Note 24)	8,447,756				7,008,592
Other liabilities					14
Lease liabilities	29,838
Derivative not designated as hedges – foreign exchange forward contract	999
Financial liabilities	10,564,049				9,042,125
Liquidity risk [member] | Two to five years [member]
Financial liabilities
Loans and borrowings					15,196
Trade and other payables (Note 24)	176,302				160,091
Other liabilities					34
Lease liabilities	35,263
Financial liabilities	¥ 211,565				¥ 175,321